Summary Prospectus and Statutory Prospectus Supplement dated December 18, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus and Statutory Prospectus for the Fund listed below:
Invesco V.I. Health Care Fund
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Henry Wu	Portfolio Manager	2017

Justin Livengood	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Manager” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Henry Wu, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2014 (and was previously associated with Invesco and/or its affiliates from 2006 to 2010).
▪
Justin Livengood, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Livengood was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
I-VIGHC-SUMSTAT-SUP
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Summary Prospectus and Statutory Prospectus Supplement dated December 18, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus and Statutory Prospectus for the Fund listed below:
Invesco Oppenheimer V.I. Capital Appreciation Fund
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Ronald Zibelli, Jr.	Portfolio Manager (lead)	2020

Ash Shah	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Manager” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Ronald Zibelli, Jr. (lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.
▪
Ash Shah, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Shah was associated with OppenheimerFunds, a global asset management firm.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
O-VICAPA-SUMSTAT-SUP
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Statement of Additional Information Supplement dated December 18, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco V.I. Health Care Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information regarding Invesco V.I. Health Care Fund appearing in the table under the heading “Investments” in APPENDIX H:
Investments
The following information is as of December 31, 2019 (unless otherwise noted):
Portfolio Managers	Dollar Range of Investments in the Fund
Invesco V.I. Health Care Fund
Henry Wu	None[1]
Justin Livengood[2]	None
1 The Portfolio Manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.
2 Began serving effective December 18, 2020. Information is as of October 31, 2020.
The following information replaces in its entirety the information regarding Invesco V.I. Health Care Fund appearing in the table under the heading “Assets Managed” in APPENDIX H:
Assets Managed
The following information is as of December 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco V.I. Health Care Fund
Henry Wu	1	$1,507.3	1	$350.0	None	None
Justin Livengood[1]	2	$6,671.8	1	$50.6	None	None
2 Began serving effective December 18, 2020. Information is as of October 31, 2020.
AVIF-SOAI-1-SUP
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Statement of Additional Information Supplement dated December 18, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco Oppenheimer V.I. Capital Appreciation Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information regarding Invesco Oppenheimer V.I. Capital Appreciation Fund appearing in the table under the heading “Investments” in APPENDIX H:
Investments
The following information is as of December 31, 2019 (unless otherwise noted):
Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund
Ronald Zibelli, Jr.[1]	None
Ash Shah[1]	None
1 Began serving effective December 18, 2020. Information is as of October 31, 2020.
The following information replaces in its entirety the information regarding Invesco Oppenheimer V.I. Capital Appreciation Fund appearing in the table under the heading “Assets Managed” in APPENDIX H:
Assets Managed
The following information is as of December 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Oppenheimer V.I. Capital Appreciation Fund
Ronald Zibelli, Jr.[1]	6	$10,550.9	2	$130.2	None	None
Ash Shah[1]	4	$3,879.0	1	$79.6	None	None
1 Began serving effective December 18, 2020. Information is as of October 31, 2020.
O-AVIF-SOAI-1-SUP
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